CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES:
Consolidated net loss	$ (4,577,437)	$ (7,533,816)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	2,551,457	5,831,602
Stock-based compensation	337,501	501,423
Stock-based compensation - consultant		300,000
Unrealized (gain) loss on marketable securities	11,378	(1,652,754)
Loss on disposition of assets		1,597,913
Loss on conversion of debt	185,855
Noncash interest charges	1,434,161	1,184,198
Interest on notes receivable	(7,386)	(2,306)
Changes in operating assets and liabilities:
Accounts receivable	(4,701,890)	(11,215,920)
Prepaid expenses	175,843	(2,654,689)
Inventories		73,205
Other assets	44,958	767,099
Other liabilities	(1,760,281)
Right of use assets - operating leases	88,447	471,182
Accounts payable and accrued expenses	2,990,538	12,983,336
Operating lease liabilities	(88,446)	(650,508)
Net cash provided by (used in) operating activities	(3,315,302)	(35)
INVESTING ACTIVITIES:
Proceeds from sale of property and equipment		1,482,000
Net cash provided by (used in) investing activities		1,482,000
FINANCING ACTIVITIES:
Payment on financing lease liabilities		(979,673)
Proceeds from loans and notes payable	1,207,020	4,599,111
Proceeds from loans and notes payable - related party	87,437	1,664,150
Payment of notes payable		(4,489,161)
Payment of notes payable - related party		(1,164,601)
Net cash provided by (used in) financing activities	1,294,457	(370,174)
Net increase (decrease) in cash and cash equivalents	(2,020,845)	1,111,791
CASH AND CASH EQUIVALENTS, and CASH RESTRICTED, BEGINNING OF PERIOD	2,095,896	3,676,992
CASH AND CASH EQUIVALENTS, and CASH RESTRICTED, END OF PERIOD	75,051	4,788,783
Cash paid during the period for:
Interest		218,014
Noncash transactions:
Accounts payable on purchase of equipment		414,459
Notes payable settled against working capital items for netting arrangement	1,137,563
Series A preferred shareholder stock dividends	2,198,275	1,588,581
Common stock issued with debt	$ 323,000	$ 250
Common stock issued for a reduction in liabilities		381,000
Common stock issued on conversion of debt	$ 371,710